Share of results in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share of results in associates
Share of income/(loss) in associates	$ 7,108	$ (970)	$ (629)
Total share of loss in associates	$ 7,108	$ (970)	$ (629)